Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 39,024	$ 3,717
Marketable securities (Note 8)	0	12
Prepaid expenses and deposits	812	672
Receivables (Note 5)	666	1,310
Current assets	40,502	5,711
Non-Current Assets
Exploration and evaluation assets (Note 7)	88,776	93,200
Property, plant and equipment (Note 6)	55,078	51,189
Capital long-term prepayments (Note 6)	0	139
Long-term restricted cash	1,208	1,208
Total Assets	185,564	151,447
Current Liabilities
Accounts payable and accrued liabilities	5,817	3,579
Accrued interest	0	2,799
Convertible notes payable (Note 11)	0	63,963
Warrants (Note 11)	0	1,582
US warrants (Note 14 and 17 (c))	81,658	0
Lease liability (Note 15)	55	50
Deferred government grant (Note 10)	642	0
Current liabilities	88,172	71,973
Non-Current Liabilities
Government grants (Note 10)	3,124	3,124
Royalty (Note 12)	2,338	1,283
Balance at December 31 – Long-term portion	27	83
Asset retirement obligations (Note 9)	2,289	2,842
Total Liabilities	139,314	87,129
Shareholders’ Equity
Common shares (Note 16)	419,966	307,723
Reserve (Note 16)	33,143	26,848
Accumulated other comprehensive income	1,498	4,639
Deficit	(408,357)	(274,892)
Total Shareholders’ Equity	46,250	64,318
Total Liabilities and Shareholders’ Equity	185,564	151,447
Term loan [member]
Non-Current Liabilities
Long term borrowings	38,168	0
Government loan payable [member]
Non-Current Liabilities
Long term borrowings	$ 5,196	$ 7,824